Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
9. Property, plant and equipment
The following table summarizes the movements of property, plant and equipment during 2021:
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

Cost
January 1, 2021	555	12 377	1 248	14 038	28 218

Reclassifications		197	-610	413

Additions	1	109	1 027	293	1 430

Disposals and derecognitions	-40	-437	-70	-699	-1 246

Currency translation effects	-24	-427	-87	-717	-1 255

December 31, 2021	492	11 819	1 508	13 328	27 147

Accumulated depreciation
January 1, 2021	-19	-5 807	-66	-10 063	-15 955

Accumulated depreciation on disposals and derecognitions	10	359	58	669	1 096

Depreciation charge		-453		-755	-1 208

Impairment charge	-4	-137	-76	-167	-384

Reversal of impairment charge	5	70	16	12	103

Currency translation effects	1	224	3	518	746

December 31, 2021	-7	-5 744	-65	-9 786	-15 602

Net book value at December 31, 2021	485	6 075	1 443	3 542	11 545

Commitments for purchases of property, plant and equipment					204

Capitalized borrowing costs					4

The following table summarizes the movements of property, plant and equipment during 2020:
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

Cost
January 1, 2020	512	11 463	1 350	13 674	26 999

Cost of assets related to disposal group held for sale [1]	11	117	36	168	332

Impact of acquisitions of businesses	2	19		5	26

Reclassifications	10	433	-1 038	595

Additions	7	115	847	296	1 265

Disposals and derecognitions	-23	-465	-57	-1 656	-2 201

Currency translation effects	36	695	110	956	1 797

December 31, 2020	555	12 377	1 248	14 038	28 218

Accumulated depreciation
January 1, 2020	-20	-5 124	-60	-9 726	-14 930

Accumulated depreciation on assets related to disposal group held for sale [1]		-58	-4	-101	-163

Accumulated depreciation on disposals and derecognitions	17	433	11	1 543	2 004

Depreciation charge [2]		-491		-827	-1 318

Impairment charge	-15	-194	-10	-228	-447

Reversal of impairment charge				7	7

Currency translation effects	-1	-373	-3	-731	-1 108

December 31, 2020	-19	-5 807	-66	-10 063	-15 955

Net book value at December 31, 2020	536	6 570	1 182	3 975	12 263

Commitments for purchases of property, plant and equipment					256

Capitalized borrowing costs					2

[1] At March 31, 2020, the property, plant and equipment of the Sandoz US generic oral solids and dermatology businesses were reclassified out of assets of disposal group held for sale. See Note 2 for further details.

[2] Depreciation charge includes USD 38 million (USD 20 million for buildings and USD 18 million for machinery and other equipment), representing the cumulative amount of depreciation charge on the disposal group held for sale for property, plant and equipment from the date of classification to held for sale, September 2018, to March 31, 2020, the date of reclassification out of assets of disposal group held for sale. See Note 2 for further details.

The following table shows the property, plant and equipment impairment charges and reversals for continuing operations by reporting segment:
	Impairment charges			Impairment reversals

(USD millions)	2021	2020	2019	2021	2020	2019

Innovative Medicines	-315	-326	-102	44	2	2

Sandoz	-68	-121	-102	59	5	1

Corporate	-1		-1

Total	-384	-447	-205	103	7	3